UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Fund Management GP, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York  10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-12040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
           --------------------------------------------------
Title:     Member
           --------------------------------------------------
Phone:     212-451-3000
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /S/PETER W. MAY              New York, New York            8/14/08
       ------------------------   ------------------------------  --------
          [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   5
                                               -------------

Form 13F Information Table Entry Total:             19
                                               -------------

Form 13F Information Table Value Total:         $ 242,973
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.    Form 13F File Number          Name


     01     28-11639                      Nelson Peltz

     02     28-11640                      Peter W. May

     03     28-11641                      Edward P. Garden

     04     28-06499                      Sandell Asset Management Corp.

     05     28-12039                      Trian Fund Management, L.P.



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                                               FORM 13F INFORMATION TABLE



COLUMN 1             COLUMN 2        COLUMN 3   COLUMN 4            COLUMN 5         COLUMN 6     COLUMN 7          COLUMN 8
--------             --------        --------   --------            --------         --------     --------          --------
                                                 VALUE       SHARES/OR  SH/  PUT/   INVESTMENT     OTHER       VOTING AUTHORITY
                                                                                                               ----------------
NAME OF ISSUER     TITLE OF CLASS     CUSIP     (x$1000)     PRN AMT    PRN  CALL   DISCRETION    MANAGERS    SOLE   SHARED   NONE
--------------     --------------     -----     --------     --------   ---  ----   ----------    --------    ----   ------   ----
Wendy's Intl Inc.       COM          950590109     6,841      251,320    SH          Defined      1,2,3,5           251,320

Wendy's Intl Inc.       COM          950590109   106,594    3,916,013    SH          Other        1,2,3,4,5       3,916,013

H.J. Heinz Co.          COM          423074103    22,763      475,718    SH          Defined      1,2,3,5           475,718

Chemtura Corp.          COM          163893100     3,221      551,531    SH          Defined      1,2,3,5           551,531

Tiffany & Co. NEW       COM          886547108    15,979      392,120    SH          Defined      1,2,3,5           392,120

Cheesecake Factory Inc. COM          163072101     2,205      138,588    SH          Defined      1,2,3,5           138,588

Kraft Foods Inc.       CL A          50075N104    19,207      675,112    SH          Defined      1,2,3,5           675,112

Cintas Corp.            COM          172908105       827       31,180    SH          Defined      1,2,3              31,180

Target Corp.            COM          87612E106     1,757       37,784    SH          Defined      1,2,3              37,784

Hansen Nat Corp.        COM          411310105     1,450       50,325    SH          Defined      1,2,3              50,325

First Amern Corp Calif  COM          318522307       702       26,580    SH          Defined      1,2,3              26,580

UST Inc.                COM          902911106     2,343       42,902    SH          Defined      1,2,3              42,902

Philip Morris Intl Inc. COM          718172109     2,742       55,509    SH          Defined      1,2,3              55,509

Wyeth                   COM          983024100     2,882       60,084    SH          Defined      1,2,3              60,084

P F Changs Chinese
   Bistro               COM          69333Y108       927       41,506    SH          Defined      1,2,3              41,506

Lorillard Inc.          COM          544147101       882       12,748    SH          Defined      1,2,3              12,748

Orient-Express
   Hotels Ltd           CLA          G67743107     1,663       38,274    SH          Defined      1,2,3              38,274

Dr. Pepper Snapple
   Group Inc.           COM          26138E109     1,253       59,722    SH          Defined      1,2,3              59,722

SPDR TR              UNIT SER 1      78462F103    48,735      380,800    SH  PUT     Defined      1,2,3,5           380,800
